Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income
	December 31,	December 31,
	2013	2012
	(in thousands)
Currency translation adjustments	$22,828	$12,103
Currency impact on long term funding	(19,977)	(18,931)
Tax on currency impact on long term funding	1,097	1,184
Actuarial loss on defined benefit pension plan (note 9)	(1,988)	(3,371)
Unrealised capital gain(loss) – investments (note 3)	-	239
Total	$1,960	$(8,776)